COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments

	December 31, 2013	December 31, 2012
Capital expenditure—authorized
Kloof	178.7	229.5
Driefontein	134.1	171.5
Beatrix	93.3	104.8
Other	0.6	0.8

	406.7	506.6

Capital expenditure—contracted for	27.7	59.7
Other guarantees	0.4	0.5